Principal alliances - Immuno-Oncology Agreement with Regeneron Pharmaceuticals, Inc. (Details) € in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Sep. 30, 2021 USD ($)	Jul. 01, 2015 agreement	Jul. 31, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2015 USD ($)
Disclosure of Principal Alliances [Line Items]
Other operating income/(expenses), net related to the Regeneron Alliance | €							€ (1,231)		€ (1,373)	€ (926)
Assets held for sale or exchange | €							85		€ 89	€ 83	[1]
Regeneron Pharmaceuticals, INC
Disclosure of Principal Alliances [Line Items]
Assets held for sale or exchange | €							226
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Maximum additional profit-share, in percentage of Regeneron's quarterly profit (in percent)												10.00%
Percentage of cumulative development costs reimbursed												50.00%
Upfront payments for projects under collaboration agreements | $								$ 900
Regular milestone payments for projects under collaboration agreements					€ 96	$ 100		$ 100
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of Principal Alliances [Line Items]
Upfront payments for projects under collaboration agreements			€ 856	$ 900
Royalty income percentage (percentage)			11.00%	11.00%
Other operating income/(expenses), net related to the Regeneron Alliance | €							111
Proceeds from collaboration agreements | €							€ 967
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Development of cemiplimab (REGN2810)
Disclosure of Principal Alliances [Line Items]
Prior development budget in total | $												$ 1,640
Contractual agreement for anti-programmed cell death protein												5000.00%
Maximum additional funding for PD1 - part of each company | $	$ 1,840											$ 820
PD1 sales milestone payment from Sanofi | $												375
Minimum sales of PD1 in 12-month period to be achieved for milestone payment | $												$ 2,000

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.